Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHPT (Detail) - Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
	Sep. 18, 2017 TWD ($) d $ / shares	Mar. 10, 2016 TWD ($) d $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price | $ / shares	$ 1,295.00	$ 302.46
Exercise price	$ 1,267.33	$ 360.00
Dividends yield	0.00%	0.00%
Risk-free interest rate	0.35%	0.37%
Expected life | d	4	12
Expected volatility	28.30%	37.43%
Weighted average fair value of grants	$ 31.60	$ 0.04